Debentures and Long-term Loans from Financial Institutions	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Debentures and Long-term Loans from Financial Institutions
Note 20 - Debentures and Long-term Loans from Financial Institutions

A.
This note provides information about the contractual terms of the Group's debentures and long-term loans from financial institutions, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risks, see Note 24.

	December 31,
	2020	2019
	NIS millions
Noncurrent liabilities
Debentures	2,723	2,511
Long-term loans from financial institutions	50	300
	2,773	2,811
Current liabilities
Current maturities of debentures	376	409
Current maturities of loans from financial institutions	138	100
	514	509

B.         The terms and debt repayment schedule

1.	Debentures

The terms and repayment schedule of the Company's debentures are as follows:

				December 31, 2020		December 31, 2019
				NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
Debentures (Series F) - linked to the Israeli CPI	NIS	4.60%	2017-2020	-	-	214	223
Debentures (Series H) - linked to the Israeli CPI	NIS	1.98%	2018-2024	608	579	722	682
Debentures (series I) - unlinked	NIS	4.14%	2018-2025	563	550	643	626
Debentures (Series J) - linked to the Israeli CPI	NIS	2.45%	2021-2026	103	104	103	104
Debentures (series K) - unlinked	NIS	3.55%	2021-2026	711	707	711	706
Debentures (series L) - unlinked	NIS	2.50%	2023-2028	1,225	1,159	603	579
Total debentures				3,210	3,099	2,996	2,920

The Company's outstanding debentures were issued based on the then current Israeli shelf prospectus and are   listed on the Tel Aviv Stock Exchange, or TASE.

2.
In August 2019, the Company’s rating was updated from an “ilA+/negative” to an “ilAA-/negativerating in relation to the Company’s debentures. No changes has occurred in annual interest rates following this update.

3.	In connection with the issue of Series H-L debentures, the Company has undertaken to comply with certain financial and other covenants. Inter alia:

a.
An undertaking not to distribute more than 95% of the profits suitable for distribution under the Companies Law (the “Profits”); provided (1) if the Company’s net debt to EBITDA ratio exceeds a ratio of 3.5:1, the Company shall not distribute more than 85% of the Profits; (2) if the Company’s net debt to EBITDA ratio exceeds 4:1, the Company shall not distribute more than 70% of the Profits; and (3) of the Company’s net debt to EBITDA ratio exceeds 5:1 or 4.5:1 for a duration of four consecutive quarters, the Company shall not distribute dividends.

b.	An undertaking to rate the debentures through a rating company (insofar as this is under the Company’s control).

c.
An undertaking to pay additional interest at a rate of 0.25% for a two point decrease in the rating of the debentures Series H to K, and 0.5% for a two point decrease in the rating of debentures Series L, and additional interest of 0.25% for any one point decrease in the rating of the debentures, up to a maximum addition of 1%, compared to their rating before being issued.

d.	The Company’s undertaking not to issue additional debentures of any series should the Company fail to meet the financial criteria, or if such issue shall cause a decrease in the debentures’ rating.

e.
The net debt to EBITDA ratio is the ratio between the Company’s net debt and the adjusted EBITDA in a period of 12 consecutive months, neutralizing non-recurring events. In this respect, “net debt” is defined as credit and loans from banking and other corporations (without obligations for leases arising from the implementation of IFRS 16) and obligations for debentures, less cash and cash equivalents and current investments in marketable securities. “Adjusted EBITDA” – see definition in Note 6.

As of December 31, 2020, the Group is in compliance with the criteria that were determined, net debt to EBITDA ratio as of December 31, 2020 is 2.48.

4.	In addition, the Company’s debentures include Events of Default, including:

a.	An undertaking not to create pledges (negative pledge), subject to certain exceptions. Failure to fulfill such undertaking shall be deemed a cause for acceleration.

b.
Acceleration of a different debt of the Company (cross default) by a lender that is not a supplier, except with respect to a debt of ILS 150 million or less. The restriction on accelerating such debt shall not apply to a cross default that was caused by a different series of the Company’s debentures.

c.	A case where the Company shall cease to act in the field of cellular communications and/or ceased to hold its cellular license for a period exceeding 60 days.

d.	A suspension of trading the debentures on TASE, for a period exceeding 45 days.

e.	Making a distribution that does not comply with the Company’s undertaking with respect to the restrictions on distributing Profits.

f.	Failure to rate the debenture for a period exceeding 60 days.

g.	A motion or court order for stay of proceedings against the Company or submitting a motion for a creditors arrangements.

h.	Selling a material part of the Company’s assets or merger (except for certain exceptions).

i.	Failure to publish financial statements on time.

j.	A net debt to EBITDA ratio exceeding 1:5, or exceeding 1:4.5 for four consecutive quarters.

k.	Failure to comply with the Company’s undertaking not to create pledges.

l.	A material deterioration of the Company’s business compared to its situation on the issue date of the debentures, and a real concern that the Company may not repay the debentures on time.

m.	There is real concern that the Company shall not fulfill its material undertakings towards its debenture holders.

n.	Including a comment in the Company’s financial statements regarding the concern of the Company’s continued existence as a “going concern” for a period of two consecutive quarters.

o.	A breach of the Company’s undertakings with respect to the issue of additional debentures.

5.	In May 2020, the Company issued to the public:

a.	ILS 222,000,000 par value of debentures Series L.

b.	2,220,000 warrants (Series 4) (for additional details see Note 20).

The Company’s total net immediate proceeds from the issue was approximately ILS 200 million. The debentures reflect an effective interest rate of 5.94%.

6.
In December 2020, the Company issued additional debentures (Series L) of approximately ILS 400 million par value, in total consideration of approximately ILS 390 million, which reflects an effective annual interest rate of 3.65%. Debentures (Series L) of the Company are traded on TASE.

C.	Long-term loans from financial institutions

1.	The terms and repayment schedule of the Company's long-term loans are as follows:

				December 31, 2020		December 31, 2019
				NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
Loan from financial institution	NIS	4.60%	2018-2021	50	50	100	100
Loan from financial institution	NIS	5.10%	2019-2022	100	100	150	150
Loan from bank (3)	NIS	4.00%	2020-2021	38	38	150	150
Total loans				188	188	400	400

2.
The Company's long-term loans contain standard terms in addition to certain additional undertakings by the Company, including: that the loans' interest rates may be subject to certain adjustments; the Company may prepay the loans, subject to a prepayment fee; generally include the negative pledge, limitations on distribution, immediate repayment events and financial covenants that apply to the Company’s Debentures Series I. As of December 31, 2020, the Company is in compliance with the financial covenants.

3.
According to a deferred loan agreement entered by the Company with an Israeli bank in June 2017, in March 2019, the loan in a principal amount of ILS 150 million was provided to the Company. The loan is with no linkage and bears an annual fixed interest rate of 4%. The loan's principal amount will be payable in four equal annual payments on March 31 of each of the years 2021 through and including 2024 and the interest will be payable in ten semi-annual installments on March 31 and September 30 of each calendar year commencing September 30, 2019 through and including March 31, 2024. In October 2020 the Company made early repayment with respect to part of the loan in the amount of approximately ILS 113 million. The balance of the loan shall be repaid in March 2021.

D.	Movement in liabilities deriving from financing activities

	Loans	Debentures	Derivatives	Interest payable	Leases liabilities	Total
	NIS millions

Balance as of January 1, 2019	(462)	(3,403)	(1)	(63)	(830)	(4,759)
Changes from financing cash flow
Payments for derivative contracts, net	-	-	2	-	-	2
Repayment of debentures and long- term loans from financial institutions	212	504	-	-	-	716
Receipt of long-term loans from financial institutions	(150)	-	-	-	-	(150)
Repurchase of own debentures	-	10	-	-	-	10
Interest paid	-	-	-	127	-	127
payments for leases	-	-	-	-	256	256
Total cash, net, deriving from financing activities	62	514	2	127	256	961

Other changes	-	-	-	-	(185)	(185)
Financing expenses recognized in profit or loss	-	(31)	(6)	(119)	-	(156)
Balance as of December 31, 2019	(400)	(2,920)	(5)	(55)	(759)	(4,139)

Changes from financing cash flow
Payments for derivative contracts, net	-	-	6	-	-	6
Repayment of debentures and long- term loans from financial institutions	212	417	-	-	-	629
Proceeds from issuance of debentures, net of issuance costs	-	(583)	-	-	-	(583)
Repurchase of debentures
Interest paid	-	-	-	130	-	130
Payments for leases	-	-	-	-	228	228
Total cash, net, deriving from financing activities	212	(166)	6	130	228	410

Other changes	-	-	(1)	(12)	(126)	(139)
Business combination	-	-	-	-	(14)	(14)
financing expenses recognized in profit or loss	-	(13)	(8)	(125)	-	(146)

Balance as of December 31, 2020	(188)	(3,099)	(8)	(62)	(671)	(4,028)